Basis of preparation	6 Months Ended
Jun. 30, 2025
Basis of preparation
Basis of preparation

2. Basis of preparation

These interim condensed consolidated financial statements for the six-month period ended June 30, 2025, have been prepared under the historic cost convention and in accordance with IAS 34 “Interim Financial Reporting” and are presented in a format consistent with the consolidated financial statements under IAS 1 “Presentation of Financial Statements”. However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, this interim financial report should be read in conjunction with the consolidated financial statements for the year ended December 31, 2024.

Interim financial results are not necessarily indicative of results anticipated for the full year. The preparation of these unaudited interim condensed consolidated financial statements made in accordance with IAS 34 requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. The areas involving a higher degree of judgment which are significant to the interim condensed consolidated financial statements are disclosed in note 4 to the consolidated financial statements for the year ended December 31, 2024.

A number of new or amended standards and interpretations became applicable for financial reporting periods beginning on or after January 1, 2025. Of the latter, the Group noted the amendment of IAS 21: The Effects of Changes in Foreign Exchange rates relating to the exchange rate of currencies that are not exchangeable. The Group concluded that this amendment was not relevant as the Group only uses major currencies. The Group is also assessing other new and revised standards which are not mandatory until after 2025 and noted that IFRS 18 – Presentation and Disclosure in Financial Statements will replace IAS 1 - Presentation of Financial Statements - from January 1, 2027 and may impact the presentation and structure of the Group’s primary financial statements and related disclosures.

Due to rounding, numbers presented throughout these interim condensed consolidated financial statements may not add up precisely to the totals provided. All ratios and variances are calculated using the underlying amounts rather than the presented rounded amounts. Where necessary, comparative figures have been revised to conform with the current year 2025.